Note 8 - Stockholders' Equity (Details) - Summary of Warrant Activity (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Note 8 - Stockholders' Equity (Details) - Summary of Warrant Activity [Line Items]
Shares (in Shares)	625,010	3,531,631
Weighted Average Exercise Price	$ 1.87	$ 1.98
Weighted Average Expected Life	4 years 222 days	284 days
Exercisable - End of Period	625,010	3,531,631	3,020,000
Exercisable - End of Period	$ 1.87	$ 1.98	$ 2.01
Exercisable - End of Period	4 years 222 days
Granted	100,879	524,131
Granted	$ 2.25	$ 1.79
Granted	4 years 332 days	4 years 295 days	0 years
Expired	(3,007,500)		459,047
Expired	$ 2.01